SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) derivative	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 1,060	$ 87	$ 294
Net income(loss)	(38,766)	$ (16,565)	(23,427)	$ (19,415)
Accumulated deficit	$ (110,235)		$ (71,469)	(48,042)
Number of operating segments	2		2
Number of reporting segment	1		1
Allowance for doubtful accounts			$ 0
Impairment of Intangible Assets, Finite-lived			$ 0	0
Number of performance obligations | item			2
Advertising expenses			$ 437	22
Vesting period			4 years
Stock option grants, term			10 years
Uncertain tax positions			$ 0	$ 0